Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,417	$ 4,357	$ 4,306
Provision for credit losses	1,379	1,390	1,324
Loans charged-off	1,760	1,751	1,615
Less recoveries of loans charged-off	(406)	(421)	(346)
Net loans charged-off	1,354	1,330	1,269
Other changes	(1)		(4)
Balance at end of period	4,441	4,417	4,357
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,372	1,450	1,287
Provision for credit losses	333	186	488
Loans charged-off	350	414	417
Less recoveries of loans charged-off	(99)	(150)	(92)
Net loans charged-off	251	264	325
Balance at end of period	1,454	1,372	1,450
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	831	812	724
Provision for credit losses	(50)	19	75
Loans charged-off	9	30	22
Less recoveries of loans charged-off	(28)	(30)	(35)
Net loans charged-off	(19)		(13)
Balance at end of period	800	831	812
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	449	510	631
Provision for credit losses	23	(24)	(61)
Loans charged-off	48	65	85
Less recoveries of loans charged-off	(31)	(28)	(25)
Net loans charged-off	17	37	60
Balance at end of period	455	449	510
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	678	617	743
Provision for credit losses	211	304	95
Loans charged-off	383	355	332
Less recoveries of loans charged-off	(124)	(112)	(111)
Net loans charged-off	259	243	221
Balance at end of period	630	678	617
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,056	934	883
Provision for credit losses	892	908	728
Loans charged-off	970	887	759
Less recoveries of loans charged-off	(124)	(101)	(83)
Net loans charged-off	846	786	676
Other changes			(1)
Balance at end of period	1,102	1,056	934
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	31	34	38
Provision for credit losses	(30)	(3)	(1)
Other changes	$ (1)		(3)
Balance at end of period		$ 31	$ 34